Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 10, 2020	Sep. 09, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 30, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000			2,000,000
Preferred stock, shares issued	328,925			328,925
Preferred stock, shares outstanding	328,925			328,925
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	250,000,000	25,000,000
Common stock, shares issued	3,151,780			1,773,189		1,390,000
Common stock, shares outstanding	3,151,780			1,773,189